Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ (459)	$ (271)	$ (1,162)	$ (627)
Deferred	1,897	382	5,436	817
Income tax expense	$ 1,438	$ 111	$ 4,274	$ 190